Redeemable Convertible Preferred Stock	12 Months Ended
Jan. 31, 2018
Temporary Equity Disclosure Abstract
Redeemable Convertible Preferred Stock
13.	Redeemable Convertible Preferred Stock

In April 2015, our Board of Directors authorized an increase in the number of preferred shares from 84,367,215 to 100,603,444. Between April and August 2015, we issued 15,884,865 shares of Series F preferred stock to new and existing investors for total cash proceeds of $303.3 million.

The following table summarizes our redeemable convertible Series A, Series A-1, Series B, Series B-1, Series C, Series D, Series E, and Series F preferred stock (collectively referred to as the “Preferred Stock”) as of January 31, 2017 and 2018 (in thousands, except share and per share amounts):

			Per Share
	Shares Authorized	Issued and Outstanding	Issue Price	Conversion Price	Dividend	Carrying Value as of January 31,		Liquidation Value
						2017	2018
Series A	5,650,759	5,650,759	$0.7829	$0.7661	$0.0626	$4,448	$4,451	$4,424
Series A-1	2,212,389	2,212,389	0.6780	0.6780	0.0542	1,498	1,500	1,500
Series B	31,053,324	31,049,814	0.8829	0.8829	0.0706	27,412	27,422	27,414
Series B-1	11,522,655	11,500,187	0.8829	0.8829	0.0706	10,077	10,114	10,154
Series C	12,875,817	12,875,817	2.3365	2.3365	0.1869	29,604	29,834	30,084
Series D	12,295,308	12,295,308	4.6393	4.6393	0.3711	57,147	57,197	57,042
Series E	8,756,960	8,756,960	13.1324	13.1324	1.0506	112,910	113,965	115,000
Series F	16,236,232	15,884,865	19.0931	19.0931	1.5274	302,944	303,018	303,292

	100,603,444	100,226,099				$546,040	$547,501	$548,910

The Preferred Stock has the following characteristics:

Voting

Generally, the holders of Preferred Stock have the same voting rights as the holders of common stock and are entitled to notice of any stockholders’ meeting in accordance with our bylaws. The holders of common stock and the Preferred Stock shall vote together as a single class on all matters, except as set forth in our Certificate of Incorporation. Each holder of common stock is entitled to one vote for each share of common stock held. Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of Preferred Stock could be converted. Fractional votes are not permitted. Any fractional voting rights available on an as-converted basis (after aggregating all shares into which shares of Preferred Stock held by each holder could be converted) shall be rounded to the nearest whole number (with one-half being rounded upward). We may not undertake certain corporate changes and transactions without the approval of 65% of the then-outstanding shares of Preferred Stock, voting together as a separate class.

Dividends

The holders of Preferred Stock are entitled to receive noncumulative dividends, in an amount per share disclosed in the above table (as adjusted for stock splits, stock dividends, and reclassifications) per year, payable quarterly when, as, and if declared by our Board of Directors. No dividends will be declared by our Board of Directors on the shares of common stock unless and until an equal or greater dividend (on an as-converted basis) has been declared and paid on the preferred stock. After payment of such dividends, any additional dividends shall be distributed among the holders of Preferred Stock and common stock pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all such preferred stock into common stock). Through January 31, 2018, we have not declared or paid any dividends.

Liquidation Preference

In the event of any liquidation, dissolution, or winding up of the company, the holders of Preferred stock shall be entitled to receive, prior and in preference to any distribution of our assets to the holders of common stock, an amount per share equal to their respective original issue prices (as adjusted for stock splits, stock dividends, and reclassifications), plus all declared and unpaid dividends.

If we do not have enough assets and funds legally available for distribution to meet this requirement, all our assets and funds available shall be distributed ratably among the holders of Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

If we still have assets and funds available for distribution once this requirement is met, the remaining assets shall be distributed with equal priority and pro rata among the holders of Preferred Stock and common stock in proportion to the number of shares of common stock held, with the shares of Preferred Stock being treated for this purpose as if they had been converted into shares of common stock at the then-applicable conversion rate, until each holder of Preferred Stock has received an amount equal to 1.5 times original issue price for each share held, as well as all declared and unpaid dividends, starting with holders of Series F, followed by Series E, followed by Series D, followed by Series C, followed by Series B-1,followed by Series B, followed by Series A-1, followed by Series A.

Thereafter, any assets still available for distribution shall be distributed with equal priority and pro rata among the holders of common stock in proportion to the number of shares of common stock held by them.

Redemption

The holders of (i) at least a majority of the outstanding shares Preferred Stock voting together as a single class on an as-converted basis, (ii) at least 65% of the outstanding shares of Series C preferred stock, voting together as a separate class (iii) at least 65% of the outstanding shares of Series D preferred stock, voting together as a separate class, (iv) at least a majority of the outstanding shares of Series E preferred stock, voting together as a separate class, and (v) at least a majority of the outstanding shares of Series F preferred stock, voting together as a separate class, may, at any time after April 30, 2020, require us to redeem their shares of Preferred Stock at their original issue prices per share, plus all declared and unpaid dividends.

Due to the redemption features described above, shares of Preferred Stock have not been included in stockholders’ deficit and are presented as redeemable convertible stock as of January 31, 2017 and 2018.

In conjunction with the terms of Preferred Stock, we are accreting its carrying value to its liquidation value over the period ending April 30, 2020. The accretion relates to the issuance costs associated with each preferred stock financing transaction.

Conversion

Each share of Preferred Stock is convertible into common stock as determined by dividing its original share price by the conversion price in effect at the time. The initial conversion price per share of each series of Preferred Stock is equal to its respective original price per share, except for Series A preferred stock as indicated in the table above. The initial conversion price per share for each series of Preferred Stock is subject to adjustment in accordance with anti-dilution provisions contained in our Certificate of Incorporation.

The Series A, Series A-1, Series B, Series B-1, and Series C preferred stock will be automatically converted into common stock at the applicable conversion rate immediately upon the earlier of (1) the closing of an underwritten public offering in which the public offering price equals or exceeds of not less than $4.41 per share of common stock (adjusted to reflect subsequent stock dividends, stock splits, or recapitalization), and the aggregate proceeds raised exceeds $40.0 million, or (2) the date specified by written consent or agreement of the holders of (a) at least a majority of the outstanding shares of preferred stock voting together as a single class, on an as converted to common stock basis, and (b) at least 65% of the then outstanding shares of Series C preferred stock voting together as a separate class.

The Series D preferred stock will be automatically converted into common stock at the applicable conversion price immediately upon the earlier of (1) the closing of an underwritten public offering in which the public offering price equals or exceeds $6.9589 per share of common stock (adjusted to reflect subsequent stock dividends, stock splits or recapitalization), and the aggregate proceeds raised exceeds $40.0 million or (2) the date specified by written consent or agreement of the holders of at least 65% of the outstanding shares of Series D preferred stock voting together as a separate class.

Each of the Series E and Series F preferred stock will be automatically converted into common stock at the applicable conversion price immediately upon the earlier of (1) the closing of an underwritten public offering in which the aggregate proceeds raised exceeds $100.0 million or (2) the date specified by written consent or agreement of the holders of at least a majority of the outstanding shares of Series E and Series F preferred stock, respectively, voting together as a single separate class.